Share-Based Payments - Summary of Fair Value of Share Options Granted (Details)	12 Months Ended
Jun. 30, 2021 $ / shares
LTIP - Director FY2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.36
Grant date share price	0.28
Fair value per option US	$ 0.14
Expected volatility	65.00%
Option life	5 years
Dividend yield	0.00%
Risk free interest rate	2.09%
Model used	Binomial
LTIP - Director FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.63
Grant date share price	0.42
Fair value per option US	$ 0.15
Expected volatility	58.00%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	2.04%
Model used	Binomial
LTIP - employees FY2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.37
Grant date share price	0.54
Fair value per option US	$ 0.18
Expected volatility	65.00%
Option life	5 years
Dividend yield	0.00%
Risk free interest rate	2.09%
Model used	Binomial
LTIP - Employees FY2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.92
Grant date share price	0.34
Fair value per option US	$ 0.26
Expected volatility	66.00%
Option life	5 years
Dividend yield	0.00%
Risk free interest rate	2.09%
Model used	Binomial
LTIP - Employees FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.61
Grant date share price	0.48
Fair value per option US	$ 0.18
Expected volatility	57.00%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	2.04%
Model used	Binomial
NED Plan FY2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.36
Grant date share price	0.28
Fair value per option US	$ 0.14
Expected volatility	65.00%
Option life	5 years
Dividend yield	0.00%
Risk free interest rate	2.09%
Model used	Binomial
NED Plan FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.63
Grant date share price	0.42
Fair value per option US	$ 0.15
Expected volatility	58.00%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	2.04%
Model used	Binomial
NED Plan FY2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 2.16
Grant date share price	2.19
Fair value per option US	$ 1.24
Expected volatility	77.25%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	0.25%
Model used	Binomial
NED Plan FY2021 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 3.24
Grant date share price	2.19
Fair value per option US	$ 1.05
Expected volatility	77.25%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	0.25%
Model used	Binomial
NED Plan FY2021 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 1.56
Grant date share price	1.56
Fair value per option US	$ 0.88
Expected volatility	77.01%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	0.25%
Model used	Binomial
Non Executive Director and Employee Share Option Plans | LTIP - Director FY2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	March 7,2016
Grant date fair value	$ 0.14
Exercise price	$ 0.36
Expiry date	Mar. 07, 2021
Vesting date	Jun. 30, 2016
Non Executive Director and Employee Share Option Plans | LTIP - Director FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 29, 2018
Grant date fair value	$ 0.15
Exercise price	$ 0.625
Expiry date	Nov. 29, 2022
Vesting date	Nov. 29, 2019
Non Executive Director and Employee Share Option Plans | LTIP - employees FY2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	March 31, 2016
Grant date fair value	$ 0.18
Exercise price	$ 0.37
Expiry date	Jan. 01, 2022
Vesting date	Jan. 01, 2017
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	August 23, 2017
Grant date fair value	$ 0.26
Exercise price	$ 0.92
Expiry date	Jan. 01, 2023
Vesting date	Jun. 30, 2018
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	April 3, 2019
Grant date fair value	$ 0.18
Exercise price	$ 0.608
Expiry date	Apr. 03, 2023
Vesting date	Apr. 03, 2021
Non Executive Director and Employee Share Option Plans | NED Plan FY2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	March 7,2016
Grant date fair value	$ 0.14
Exercise price	$ 0.36
Expiry date	Mar. 07, 2021
Vesting date	Jun. 30, 2016
Non Executive Director and Employee Share Option Plans | NED Plan FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 29, 2018
Grant date fair value	$ 0.15
Exercise price	$ 0.625
Expiry date	Nov. 29, 2022
Vesting date	Nov. 29, 2019
Non Executive Director and Employee Share Option Plans | NED Plan FY2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.05
Exercise price	$ 3.24
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2020
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.05
Exercise price	$ 3.24
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2021
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.05
Exercise price	$ 3.24
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2022
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.05
Exercise price	$ 3.24
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.24
Exercise price	$ 2.16
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2020
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.24
Exercise price	$ 2.16
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2021
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Seven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.24
Exercise price	$ 2.16
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2022
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Eight
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.24
Exercise price	$ 2.16
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Nine
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	January 19, 2021
Grant date fair value	$ 0.88
Exercise price	$ 1.56
Expiry date	Jan. 18, 2025
Vesting date	Jan. 19, 2021
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Ten
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	January 19, 2021
Grant date fair value	$ 0.88
Exercise price	$ 1.56
Expiry date	Jan. 18, 2025
Vesting date	Jan. 19, 2022
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Eleven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	January 19, 2021
Grant date fair value	$ 0.88
Exercise price	$ 1.56
Expiry date	Jan. 18, 2025
Vesting date	Jan. 19, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Twelve
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	January 19, 2021
Grant date fair value	$ 0.88
Exercise price	$ 1.56
Expiry date	Jan. 18, 2025
Vesting date	Jan. 19, 2024